Construction Contracts - Additional Information (Details) - Construction Contracts [Member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Earned Revenue Expense And Others [Line Items]
Receivables from contracts with customers	₩ 101,180	₩ 85,757
Revenue that was included in contract liability balance at beginning of period	117,311
Revenue from performance obligations satisfied or partially satisfied in previous periods	₩ 9,367